                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                To Investor Shares Prospectus dated March 1, 2000


SCHRODER U.S. DIVERSIFIED GROWTH FUND

The information relating to Schroder U.S. Diversified Growth Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 22 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

April 4, 2000

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                To Advisor Shares Prospectus dated March 1, 2000

SCHRODER U.S. DIVERSIFIED GROWTH FUND

The information relating to Schroder U.S. Diversified Growth Fund and Mr. Paul Morris is deleted from the table under "Portfolio Managers" on page 19 of the Prospectus. Investment decisions for that Fund are made by Schroder's U.S. equity investment team.

April 4, 2000